UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5034

Salomon Funds Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

SALOMON FUNDS TRUST
SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
SALOMON BROTHERS MID CAP FUND

FORM N-Q
SEPTEMBER 30, 2005

ITEM 1.           SCHEDULES OF INVESTMENTS

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 90.4%
California — 12.0%
$ 500,000	AAA	California State Department of Water Resources & Power Supply Revenue,
		Series A, MBIA/IBC-Insured, 6.000% due 5/1/15	$570,150
1,000,000	AA-	California State Economic Recovery, Series A, 5.000% due 7/1/17	1,059,180
1,000,000	AAA	Calleguas Las Virgines, CA, Public Financing Authority Revenue, Refunding
		Bonds, Calleguas Municipal Water District, Series B, MBIA-Insured,
		5.250% due 7/1/17	1,097,070
450,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due
		9/1/22	487,917
1,250,000	AAA	Huntington Beach, CA, Union High School District, GO, Election 2004,
		FSA-Insured, 5.000% due 8/1/29	1,307,063
370,000	AAA	Moorpark, CA, GO, USD, Refunding Bonds, FSA-Insured, 5.000% due
		8/1/23	393,909

		Total California	4,915,289

Colorado — 5.8%
500,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care,
		Series F, 5.000% due 3/1/25	506,340
1,680,000	Aaa(a)	Summit County, CO, School District Number RE1 Summit, GO, Series B,
		FSA-Insured, 5.250% due 12/1/16	1,869,538

		Total Colorado	2,375,878

Florida — 4.1%
		Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
250,000	AAA	Series A, FGIC-Insured, 5.550% due 10/1/13 (b)	270,597
300,000	AAA	Series B, MBIA-Insured, 5.250% due 10/1/17 (b)	320,769
		Orlando, FL, Utilities Commission Water & Electricity Revenue, Refunding
		Bonds, Series C:
630,000	AA	5.250% due 10/1/21	676,009
400,000	AA	5.250% due 10/1/23	427,708

		Total Florida	1,695,083

Illinois — 10.1%
1,250,000	AAA	Chicago, IL, O'Hare International Airport Revenue, Refunding Bonds, Lien
		A-2, FSA-Insured, 5.750% due 1/1/19 (b)	1,395,662
250,000	AAA	Cook County, IL, Refunding GO, Series A, MBIA-Insured, 5.625% due
		11/15/16	264,188
1,500,000	AAA	Illinois State, GO, First Series, FGIC-Insured, 6.100% due 1/1/20	1,652,310
750,000	Aaa(a)	Will County, IL, GO, Community Consolidated School District Number 30-C,
		Troy Township, Series B, FSA-Insured, 5.250% due 2/1/20	813,555

		Total Illinois	4,125,715

Indiana — 4.7%
250,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community
		Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	259,825
1,550,000	AAA	Indiana Transportation Finance Authority Highway Revenue, Series A, FGIC-
		Insured, 5.250% due 6/1/29	1,662,344

		Total Indiana	1,922,169

Iowa — 0.2%
60,000	AAA	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities
		Program, Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	62,383

Kentucky — 2.8%
750,000	AAA	Kenton County, KY, Airport Board Revenue, Refunding Bonds,
		Cincinnati/Northern Kentucky, Series A, MBIA-Insured, 5.625% due
		3/1/15 (b)	814,268

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Kentucky — 2.8% (continued)
$ 300,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority, Airport
		Systems Revenue, Series A, FSA-Insured, 5.750% due 7/1/17 (b)	$327,924

		Total Kentucky	1,142,192

Massachusetts — 2.0%
260,000	Aaa(a)	Lawrence, MA, GO, State Qualified, MBIA-Insured, 5.250% due 3/15/18	284,341
500,000	AAA	Massachusetts State, GO, Consolidated Loan, Series D, FSA-Insured, 5.000%
		due 12/1/19 (c)	541,580

		Total Massachusetts	825,921

Mississippi — 3.2%
25,000	A(d)	Mississippi Higher Education Student Loan, Subordinated Series C, 6.050%
		due 9/1/07 (b)	25,098
1,235,000	AA	Mississippi State, GO, Port Improvement, Series 16, 5.000% due 9/1/17 (b)	1,267,826

		Total Mississippi	1,292,924

New Hampshire — 2.7%
1,000,000	AAA	New Hampshire HEFA Revenue, University Systems of New Hampshire,
		AMBAC-Insured, 5.375% due 7/1/20	1,096,860

New Jersey — 4.1%
		New Jersey EDA, Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured:
500,000	AAA	5.250% due 7/1/16	549,940
750,000	AAA	5.250% due 7/1/17	823,163
280,000	AAA	Passaic Valley, NJ, Sewage Commissioners, Sewer System, Series D,
		AMBAC-Insured, 5.750% due 12/1/07 (c)	296,125

		Total New Jersey	1,669,228

New Mexico — 1.3%
500,000	AAA	New Mexico Finance Authority State Transportation Revenue, Senior Lien,
		Series A, MBIA-Insured, 5.250% due 6/15/23	540,150

New York — 19.0%
2,750,000	AAA	Metropolitan Transportation Authority, New York Services Contract,
		Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	3,062,372
		New York City, NY, GO:
500,000	A+	Series A, 5.750% due 8/1/16	553,965
750,000	AAA	Series D, FSA-Insured, 5.000% due 11/1/17	804,803
265,000	AAA	New York City, NY, Transitional Finance Authority Revenue, Future Tax
		Secured, Series B, Call 5/15/10 @ 101, 6.125% due 11/15/14 (e)	300,385
250,000	AA-	New York State Dormitory Authority Lease Revenue, State University
		Dormitory Facilities, Series A, Call 7/1/10 @ 101, 6.000% due 7/1/14 (e)	282,338
1,750,000	AA	New York State Thruway Authority, State Personal Income Tax Revenue,
		Series A, Call 3/15/12 @ 100, 5.500% due 3/15/20 (e)	1,952,457
750,000	AA-	Triborough Bridge & Tunnel Authority Revenues, Refunding Bonds, Series
		B, 5.250% due 11/15/16	818,640

		Total New York	7,774,960

North Dakota — 0.3%
120,000	Aa1(a)	North Dakota State Housing Finance Agency Revenue, Refunding Bonds,
		Housing Finance Program, Home Mortgage, Series A, 6.100% due 7/1/13 (b)	120,000

Oregon — 5.3%
		Multnomah County, OR, Hospital Facilities Authority Revenue, Providence
		Health Systems:
1,000,000	AA	5.250% due 10/1/16	1,098,350
1,000,000	AA	5.250% due 10/1/20	1,084,170

		Total Oregon	2,182,520

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Puerto Rico — 0.7%
$ 250,000	AAA	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C,
		AMBAC-Insured, 5.500% due 7/1/25	$291,820

Texas — 7.4%
60,000	AAA	Austin, TX, Airport Systems Revenue, Series A, 6.500% due 11/15/05 (b)(c)	60,245
500,000	BBB	Gulf Coast Waste Disposal Authority, TX, Revenue, Series A, 6.100% due
		8/1/24 (b)	531,125
1,100,000	AAA	Hidalgo County, TX, GO, Certificates of Obligation, FGIC-Insured, 5.500%
		due 8/15/16	1,216,853
85,000	AAA	Houston, TX, GO, Refunding Bonds, Public Improvement, FSA-Insured,
		5.750% due 3/1/17	93,348
1,000,000	AAA	Keller, TX, GO, ISD, Refunding Bonds, 5.250% due 8/15/22	1,067,920
55,000	AAA	Northside Texas ISD, GO, Unrefunded Balance, PSFG, 6.000% due 8/15/16	61,120

		Total Texas	3,030,611

Washington — 4.7%
750,000	AAA	Energy Northwest Washington Electric Revenue, Refunding Bonds, Columbia
		Generating Station, Series A, FSA-Insured, 5.500% due 7/1/16	821,182
500,000	AAA	Snohomish County, WA, School District Number 2, Everett, GO, FSA-
		Insured, 5.500% due 12/1/16	551,090
500,000	AAA	Tacoma, WA, Electric Systems Revenue, Refunding Bonds, Series A, FSA-
		Insured, Call 1/1/11 @ 101, 5.750% due 1/1/16 (e)	561,650

		Total Washington	1,933,922

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $36,411,956)	36,997,625

FACE
AMOUNT		SECURITY	VALUE

SHORT-TERM INVESTMENTS(f) — 8.0%
Minnesota — 4.5%
1,850,000	VMIG1(a)	Minnesota State Higher EFA Revenue, St. Olaf College, Series M2, LOC-
		Harris Trust & Savings Bank, 2.800%, 10/3/05	1,850,000

Nebraska — 3.0%
1,200,000	VMIG1(a)	Nebraska Educational Financing Authority Revenue, Creighton University
		Project, AMBAC-Insured, 2.800%, 10/3/05	1,200,000

New York — 0.5%
200,000	A-1+	New York City, NY, Series B2, Subordinated Series B5, MBIA-Insured,
		2.780%, 10/3/05	200,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,250,000)	3,250,000

		TOTAL INVESTMENTS — 98.4% (Cost — $39,661,956#)	40,247,625
		Other Assets in Excess of Liabilities — 1.6%	669,980

		TOTAL NET ASSETS — 100.0%	$40,917,605

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Rating by Fitch Rating Service. All ratings are unaudited.
(e)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages after the schedules of investments for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HEFA - Health & Educational Facilities Authority
IBC - Insured Bond Certificates
ISD - Independent School District
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
PSFG - Permanent School Fund Guaranty
USD - Unified School District

Salomon Brothers National Tax Free Bond Fund Summary of Investments by Industry *

Transportation	27.9%
General Obligation	26.0%
Education	18.4%
Utilities	8.3%
Health Care	7.3%
Industrial Development	3.4%
Water and Sewer	2.7%
Tax Allocation	2.6%
Pollution Control	1.3%
Public Facilities	0.9%
Miscellaneous	0.7%
Housing: Single-Family	0.4%
Finance	0.1%

100.0%

* As a percentage of total investments.

See Notes to Schedules of Investments.

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND

Schedules of Investments (unaudited)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 95.6%
General Obligation — 17.9%
$ 150,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due
		9/1/22	$162,639
1,000,000	AAA	Glendale, CA, USD, Series C, FSA-Insured, 5.750% due 9/1/13	1,102,890
250,000	AAA	Moorpark, CA, GO, USD, Refunding Bonds, FSA-Insured, 5.000% due
		8/1/23	266,155
215,000	AAA	Walnut Valley, CA, USD, Refunding Bonds, FSA-Insured, 5.250% due
		8/1/18	237,930

		Total General Obligation	1,769,614

Housing: Multi-Family — 10.5%
1,000,000	AAA	California Housing Finance Agency Revenue, MFH III, Series A,
		MBIA-Insured, 5.850% due 8/1/17 (a)	1,035,530

Housing: Single-Family — 1.3%
130,000	AA-	California Housing Finance Agency Revenue, Single Family Mortgage
		Purpose Program, Series A-2, Class III, 4.800% due 8/1/12 (a)	131,483

Miscellaneous — 6.1%
300,000	AAA	Puerto Rico Public Finance Corp., Commonwealth Appropriation, Refunding
		Bonds, Series A, FGIC-Insured, LOC-Government Bank for Puerto Rico
		(Expires 4/12/12), 5.250% due 8/1/31	327,573
250,000	AA	Sacramento County, CA, Sanitation District Financing Authority Revenue,
		Refunding Bonds, Series A, 6.000% due 12/1/14	279,567

		Total Miscellaneous	607,140

Transportation — 23.5%
2,000,000	AAA	Intermodal Container Transfer Facility Joint Powers Authority Revenue,
		Refunding Bonds, Series A, AMBAC-Insured, 5.750% due 11/1/14	2,320,160

Water and Sewer — 36.3%
1,000,000	AAA	Fresno, CA, Sewer Revenue, Series A-1, AMBAC-Insured, 6.250% due
		9/1/14	1,186,920
1,500,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue,
		Refunding Bonds, MBIA-IBC Insured, 6.250% due 7/1/13	1,768,530
560,000	AA	San Diego County, CA Water Authority Revenue, COP, Refunding Bonds,
		Series A, 5.750% due 5/1/12	630,941

		Total Water and Sewer	3,586,391

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $8,739,547)	9,450,318

SHORT-TERM INVESTMENT — 3.0%
Utility — 3.0%
300,000	A1+	California State Department of Water Resources Power Supply Revenue,
		Series B-4, LOC-Bayerische Landesbank, 2.780%, 10/3/05 (b)	300,000

		TOTAL INVESTMENTS — 98.6% (Cost — $9,039,547#)	9,750,318

		Other Assets in Excess of Liabilities — 1.4%	136,034

		TOTAL NET ASSETS — 100.0%	$9,886,352

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages after schedules of investments for definitions of ratings.
Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
IBC - Insured Bond Certificates
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
USD - Unified School District

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 94.9%
Education — 22.9%
		New York State Dormitory Authority Revenue:
$ 3,000,000	AAA	City University of New York, Consolidated Second General Resolution,
		Series A, AMBAC-Insured, 5.750% due 7/1/18	$3,472,410
		New York University, Series A, MBIA-Insured:
1,000,000	AAA	5.750% due 7/1/15	1,157,430
6,300,000	AAA	5.750% due 7/1/27	7,549,227
1,500,000	AAA	School District Financing Program, Series A, MBIA-Insured, 5.750% due
		10/1/17	1,680,975
		State University:
1,070,000	AAA	Adult Facilities, Series C, FSA-Insured,	1,247,931
		5.750% due 5/15/17
2,030,000	AA-	Educational Facilities, Series B, 5.250% due 5/15/13	2,232,736
		New York State Municipal Bond Bank Agency, Special School Purpose
		Revenue, State Aid Withholding, Series C:
1,000,000	A+	5.500% due 6/1/16	1,097,330
1,700,000	A+	5.250% due 12/1/21	1,821,482
1,640,000	Aaa(a)	Schenectady, NY, Industrial Development Agency, Civic Facility Revenue,
		Union College Project, Series A, AMBAC-Insured, 5.500% due 7/1/16	1,799,047

		Total Education	22,058,568

General Obligation — 7.5%
2,100,000	Aaa(a)	Erie County, NY, Public Improvement, Series A, FGIC-Insured,
		5.000% due 9/1/15	2,257,017
1,000,000	A+	New York City, NY, Series B, 5.625% due 12/1/13	1,099,280
1,260,000	A+	New York City, NY Unrefunded Balance, GO, Series B, 5.750% due 8/1/14	1,384,778
1,000,000	A+	New York City, NY, GO, Series A, 5.750% due 8/1/16	1,107,930
1,250,000	AAA	Puerto Rico Commonwealth, Refunding, Public Improvement, Series A,
		MBIA-Insured, 5.500% due 7/1/16	1,429,937

		Total General Obligation	7,278,942

Healthcare — 6.0%
825,000	AAA	New York State Dormitory Authority Lease Revenue, Municipal Health
		Facilities Improvement Program, Series 1, FSA-Insured,
		5.500% due 1/15/14	899,770
		New York State Dormitory Authority Revenue:
2,000,000	AAA	Mental Health Services Facilities Improvement, Series D, FGIC-Insured,
		5.000% due 2/15/23	2,113,160
2,500,000	AAA	North Shore University Hospital, MBIA-Insured, 5.500% due 11/1/14	2,837,850

		Total Healthcare	5,850,780

Housing: Single-Family — 7.3%
1,645,000	AA	New York City Housing Development Corp., MFH Revenue, Series E,
		SONYMA-Insured, 6.100% due 11/1/19	1,749,293
1,965,000	AAA	New York State Housing Finance Agency, State University Construction,
		Series A, 7.900% due 11/1/06	1,996,401
3,200,000	Aa1(a)	New York State Mortgage Agency Revenue, Homeowner Mortgage,
		Series 71, 5.350% due 10/1/18 (b)	3,265,408

		Total Housing: Single-Family	7,011,102

Lease — 6.0%
		New York State Dormitory Authority Revenue:
3,500,000	AAA	Court Facilities Lease, NYC Issue, Non State Supported Debt, Series A,
		AMBAC-Insured, 5.500% due 5/15/28	4,103,330
1,500,000	A+	Court Facilities, Series A, 5.500% due 5/15/17	1,689,270

		Total Lease	5,792,600

Pre-Refunded — 2.3%
1,190,000	AAA	New York City, NY, GO, Series B, Call 8/1/10 @ 101, 5.750% due 8/1/14 (c)	1,330,230

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Pre-Refunded — 2.3% (continued)
$ 785,000	AAA	New York State Thruway Authority, Highway and Bridge Transportation
		Fund, Series C, AMBAC-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/15 (c)	$878,807

		Total Pre-Refunded	2,209,037

Sales Tax — 23.1%
		New York City, NY, TFA Revenue:
		Future Tax Secured:
		Series A:
5,000,000	AAA	5.750% due 2/15/16	5,498,350
580,000	AAA	Unrefunded, 5.750% due 2/15/14	640,291
1,155,000	AAA	Series B, 5.375% due 2/1/15	1,269,911
1,685,000	AAA	Series A, 5.500% due 11/15/17	1,864,166
		New York State Local Assistance Corp., Refunded:
3,000,000	AA	Series C, 5.500% due 4/1/17	3,387,630
2,255,000	AA	Series E, 6.000% due 4/1/14	2,580,396
		Sales Tax Asset Receivable, Corporation New York, Series A, MBIA-Insured:
2,500,000	AAA	5.250% due 10/15/18	2,750,725
4,000,000	AAA	5.000% due 10/15/21	4,269,320

		Total Sales Tax	22,260,789

Tax Allocation — 1.2%
1,090,000	Aa3(a)	34th Street Partnership Inc., New York, Refunding, Capital Improvement,
		5.000% due 1/1/16	1,159,967

Transportation — 16.9%
		Metropolitan Transportation Authority, New York Services Contract:
1,000,000	AAA	Commuter Facilities, Series O, 5.750% due 7/1/13	1,108,910
2,500,000	AAA	Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	2,783,975
		Transportation Facilities, Series O:
3,000,000	AAA	5.750% due 7/1/13	3,326,730
1,000,000	AAA	MBIA/IBC Insured, 5.500% due 7/1/17	1,140,940
		New York State Thruway Authority:
215,000	AAA	Highway and Bridge Transportation Fund Unrefunded Balance, Series C,
		AMBAC-Insured, 5.500% due 4/1/15	237,797
1,100,000	AA-	Service Contract Revenue, Local Highway and Bridge,
		5.500% due 4/1/14	1,208,636
4,575,000	AA-	Unrefunded Balance, Series E, 5.250% due 1/1/13	4,822,553
1,500,000	AAA	Puerto Rico Commonwealth, Highway & Transportation Authority, Highway
		Revenue, Series G, FGIC-Insured, 5.250% due 7/1/16	1,647,720

		Total Transportation	16,277,261

Utilities — 1.7%
1,500,000	AAA	Long Island Power Authority, New York Electric System Revenue, Series C,
		MBIA/IBC-Insured, 5.500% due 9/1/21	1,655,430

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $87,875,420)	91,554,476

SHORT-TERM INVESTMENTS(d) — 3.6%
Industrial Development — 1.1%
1,100,000	A-1+	Nassau County, NY, Industrial Development Agency, Civic Facilities
		Revenue, Refunding and Improvement, Cold Spring Harbor, SPA-Morgan
		Guarantee Trust, 2.790%, 10/3/05	1,100,000

Hospital — 0.9%
900,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services
		Facilities, Series F-2C, FSA Insured, SPA-Dexia Credit Local, 2.750%,
		10/6/05 (Cost — $900,000)	900,000

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENTS (d) — 3.6% (continued)
Housing: Multi-Family — 1.6%
$ 1,500,000	VMIG1(a)	New York State Housing Finance Agency Revenue, 1500 Lexington
		Associates LLC, Series A, Remarketed 4/15/04, Liquidity Facility-FNMA,
		2.800%, 10/5/05 (b)	$1,500,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,500,000)	3,500,000

		TOTAL INVESTMENTS — 98.5% (Cost — $91,375,420#)	95,054,476
		Other Assets in Excess of Liabilities — 1.5%	1,412,506

		TOTAL NET ASSETS — 100.0%	$96,466,982

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Rating by Moody's Investors Service Inc. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages after schedule of investments for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
IBC - Insured Bond Certificates
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 93.8%
CONSUMER DISCRETIONARY — 14.8%
Auto Components — 1.0%
4,125	BorgWarner Inc.	$232,898

Diversified Consumer Services — 0.9%
6,100	Education Management Corp. *	196,664

Hotels, Restaurants & Leisure — 4.8%
2,280	GTECH Holdings Corp.	73,097
5,525	Landry's Restaurants Inc.	161,882
11,805	Outback Steakhouse Inc.	432,063
6,825	Station Casinos Inc.	452,907

	Total Hotels, Restaurants & Leisure	1,119,949

Household Durables — 1.7%
1,933	Mohawk Industries Inc. *	155,123
3,500	Ryland Group Inc.	239,470

	Total Household Durables	394,593

Media — 1.8%
6,300	Lamar Advertising Co., Class A Shares *	285,768
180	Washington Post Co., Class B Shares	144,450

	Total Media	430,218

Multiline Retail — 1.2%
1,275	Neiman-Marcus Group Inc., Class A Shares	127,436
8,675	Saks Inc. *	160,488

	Total Multiline Retail	287,924

Specialty Retail — 3.4%
16,950	AnnTaylor Stores Corp. *	450,022
5,900	Chico's FAS Inc. *	217,120
4,650	O'Reilly Automotive Inc. *	131,037

	Total Specialty Retail	798,179

	TOTAL CONSUMER DISCRETIONARY	3,460,425

CONSUMER STAPLES — 4.9%
Food Products — 2.2%
10,860	Hormel Foods Corp.	358,271
3,350	J.M. Smucker Co.	162,609

	Total Food Products	520,880

Household Products — 2.1%
13,200	Church & Dwight Co. Inc.	487,608

Personal Products — 0.6%
3,725	Chattem Inc. *	132,238

	TOTAL CONSUMER STAPLES	1,140,726

ENERGY — 10.6%
Energy Equipment & Services — 7.2%
10,500	Core Laboratories NV *	338,730
12,600	Patterson-UTI Energy Inc.	454,608
6,600	Precision Drilling Corp. *	324,720
9,800	Rowan Cos. Inc.	347,802
6,400	Smith International Inc.	213,184

	Total Energy Equipment & Services	1,679,044

Oil, Gas & Consumable Fuels — 3.4%
6,800	Murphy Oil Corp.	339,116
6,300	Southwestern Energy Co. *	462,420

	Total Oil, Gas & Consumable Fuels	801,536

	TOTAL ENERGY	2,480,580

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

FINANCIALS — 11.7%
Commercial Banks — 3.2%
2,025	City National Corp.	$141,932
3,452	Commerce Bancshares Inc.	177,709
6,085	Compass Bancshares Inc.	278,876
5,125	CVB Financial Corp.	95,325
881	Toronto-Dominion Bank	43,451

	Total Commercial Banks	737,293

Insurance — 6.5%
15,000	Assurant Inc.	570,900
4,600	Max Re Capital Ltd.	114,034
3,375	Philadelphia Consolidated Holding Corp. *	286,537
5,200	Platinum Underwriters Holdings Ltd.	155,428
7,225	Scottish Re Group Ltd.	172,244
1,350	StanCorp Financial Group Inc.	113,670
180	White Mountains Insurance Group Ltd.	108,720

	Total Insurance	1,521,533

Real Estate — 2.0%
4,750	Developers Diversified Realty Corp.	221,825
3,550	Mack-Cali Realty Corp.	159,537
2,400	Prentiss Properties Trust	97,440

	Total Real Estate	478,802

	TOTAL FINANCIALS	2,737,628

HEALTH CARE — 14.6%
Biotechnology — 2.5%
7,100	Nektar Therapeutics *	120,345
16,150	Protein Design Labs Inc. *	452,200

	Total Biotechnology	572,545

Health Care Equipment & Supplies — 6.9%
1,450	C.R. Bard Inc.	95,743
4,650	DENTSPLY International Inc.	251,193
16,000	DJ Orthopedics Inc. *	463,040
5,475	Edwards Lifesciences Corp. *	243,145
9,800	Respironics Inc. *	413,364
6,275	STERIS Corp.	149,282

	Total Health Care Equipment & Supplies	1,615,767

Health Care Providers & Services — 0.9%
3,550	Apria Healthcare Group Inc. *	113,281
2,800	Community Health Systems Inc. *	108,668

	Total Health Care Providers & Services	221,949

Pharmaceuticals — 4.3%
3,128	Barr Pharmaceuticals Inc. *	171,790
28,500	Inspire Pharmaceuticals Inc. *	216,600
10,525	Medicis Pharmaceutical Corp., Class A Shares	342,694
4,700	Sepracor Inc. *	277,253

	Total Pharmaceuticals	1,008,337

	TOTAL HEALTH CARE	3,418,598

INDUSTRIALS — 14.7%
Aerospace & Defense — 1.1%
3,508	Alliant Techsystems Inc. *	261,872

Airlines — 1.2%
15,875	JetBlue Airways Corp. *	279,400

Commercial Services & Supplies — 4.5%
4,325	ARAMARK Corp., Class B Shares	115,521

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Commercial Services & Supplies — 4.5% (continued)
2,325	ChoicePoint Inc. *	$100,370
1,650	HNI Corp.	99,363
6,625	Manpower Inc.	294,084
3,000	R.R. Donnelley & Sons Co.	111,210
9,400	Robert Half International Inc.	334,546

	Total Commercial Services & Supplies	1,055,094

Construction & Engineering — 1.7%
10,100	Granite Construction Inc.	386,224

Industrial Conglomerates — 2.0%
7,245	Carlisle Cos. Inc.	460,564

Machinery — 3.1%
5,575	Actuant Corp., Class A Shares	260,910
4,500	Oshkosh Truck Corp.	194,220
9,000	Timken Co.	266,670

	Total Machinery	721,800

Road & Rail — 1.1%
15,475	Werner Enterprises Inc.	267,563

	TOTAL INDUSTRIALS	3,432,517

INFORMATION TECHNOLOGY — 12.9%
Communications Equipment — 1.8%
10,400	ADC Telecommunications Inc. *	237,744
1,525	Plantronics Inc.	46,985
6,100	Tekelec *	127,795

	Total Communications Equipment	412,524

Electronic Equipment & Instruments — 1.4%
12,700	Aeroflex Inc. *	118,872
5,225	Amphenol Corp., Class A Shares	210,777

	Total Electronic Equipment & Instruments	329,649

Internet Software & Services — 1.0%
8,700	SINA Corp. *	239,250

IT Services — 2.8%
11,900	DST Systems Inc. *	652,477

Semiconductors & Semiconductor Equipment — 2.7%
3,400	Lam Research Corp. *	103,598
17,050	LSI Logic Corp. *	167,943
7,525	National Semiconductor Corp.	197,907
7,000	Novellus Systems Inc. *	175,560

	Total Semiconductors & Semiconductor Equipment	645,008

Software — 3.2%
15,300	Parametric Technology Corp. *	106,641
7,150	Quest Software Inc. *	107,750
63,560	TIBCO Software Inc. *	531,362

	Total Software	745,753

	TOTAL INFORMATION TECHNOLOGY	3,024,661

MATERIALS — 4.5%
Chemicals — 2.2%
3,450	FMC Corp. *	197,409
7,125	Lubrizol Corp.	308,726

	Total Chemicals	506,135

Construction Materials — 1.4%
5,290	Rinker Group Ltd., ADR	336,497

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

MATERIALS — 4.5% (continued)
Containers & Packaging — 0.9%
4,225	AptarGroup Inc.	$210,447

	TOTAL MATERIALS	1,053,079

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
2,325	Telephone & Data Systems Inc.	90,675
2,325	Telephone & Data Systems Inc., Special Shares	87,304

	TOTAL TELECOMMUNICATION SERVICES	177,979

UTILITIES — 4.3%
Electric Utilities — 0.5%
4,900	Westar Energy Inc.	118,237

Multi-Utilities — 3.8%
5,575	SCANA Corp.	235,488
8,100	Sempra Energy	381,186
6,700	Wisconsin Energy Corp.	267,464

	Total Multi-Utilities	884,138

	TOTAL UTILITIES	1,002,375

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $16,145,938)	21,928,568

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 6.3%
Repurchase Agreements — 6.3%
$ 730,000	Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05
	with Banc of America Securities LLC, 3.800% due 10/3/05, Proceeds at
	maturity - $730,231; (Fully collateralized by various U.S. government
	agency obligations, 1.800% to 5.930% due 10/19/05 to 3/14/25; Market
	value - $744,602)	730,000
742,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05
	with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at
	maturity - $742,238; (Fully collateralized by various U.S. government
	agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38;
	Market value - $756,840)	742,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $1,472,000)	1,472,000

	TOTAL INVESTMENTS — 100.1% (Cost — $17,617,938#)	23,400,568
	Liabilities in Excess of Other Assets — (0.1)%	(34,736)

	TOTAL NET ASSETS — 100.0%	$23,365,832

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedules of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”)—Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings
(unaudited)
SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers National Tax Free Bond Fund (“National Tax Free Bond Fund”), Salomon Brothers California Tax Free Bond Fund (“California Tax Free Bond Fund”) and Salomon Brothers New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) are separate non-diversified series of Salomon Funds Trust ("Trust"), a Massachusetts business trust. Salomon Brothers Mid Cap Fund (“Mid Cap Fund”) is a separate diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds' Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund Concentration. Since California Tax Free Bond Fund and New York Tax Free Bond Fund invest primarily in obligations of issuers within California and New York respectively, they are subject to possible concentration risks associated with the economic, political, or legal developments or industry or regional matters specifically affecting California and New York, respectively.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

National Tax Free Bond Fund	$663,570	$(77,901)	$585,669

California Tax Free Bond Fund	719,121	(8,350)	710,771

New York Tax Free Bond Fund	4,127,981	(448,925)	3,679,056

Mid Cap Fund Fund	5,902,935	(120,305)	5,782,630

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Funds Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	November 29, 2005